Concentration and Risks - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2008	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Foreign currency exchange rate base currency appreciation rate	20.00%
Foreign currency exchange rate base currency depreciation rate		1.50%	1.70%	8.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		52.00%	22.00%